Note 16 - Net (loss) earnings per common share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
16.	Net (loss) earnings per common share

Earnings per share calculations cannot be anti-dilutive, therefore diluted shares are not used in the denominator when the numerator is in a loss position.  The following table reconciles the numerator used to calculate earnings per common share:

	2012	2011	2010

Net (loss) earnings attributable to common shareholders	$(3,753)	$64,139	$3,463
Assumed interest savings on conversion of Convertible Debentures, net of tax; if dilutive	-	3,604	-
Net (loss) earnings for diluted earnings per share calculation purposes	$(3,753)	$67,743	$3,463

The Convertible Debentures were dilutive in 2011, but anti-dilutive in all other periods presented.  The following table reconciles the denominator used to calculate earnings per common share:

	2012	2011	2010

Shares issued and outstanding at beginning of period	29,941,254	30,318,274	29,624,910
Weighted average number of shares:
Issued during the period	250,868	218,418	455,708
Repurchased during the period	(165,703)	(443,081)	-
Weighted average number of shares used in computing basic earnings per share	30,026,419	30,093,611	30,080,618
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	349,531	457,404	286,193
Assumed conversion of dilutive Convertible Debentures	-	2,750,000	-
Number of shares used in computing diluted earnings per share	30,375,950	33,301,015	30,366,811